DIMENSIONAL INVESTMENT GROUP INC.

DFA INVESTMENT DIMENSIONS GROUP INC.

SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL
INFORMATION DATED MARCH 24, 2000

RWB/DFA U.S.  High Book to Market Portfolio
RWB/DFA International High Book to Market Portfolio
RWB/DFA Two-Year Corporate Fixed Income Portfolio
RWB/DFA Two-Year Government Portfolio

The prospectus and statement of additional information for the Portfolios listed above are revised as follows:

Effective July 26, 2000, each Portfolio changed its name as follows:

  The RWB/DFA U.S. High Book to Market Portfolio changed its name to AAM/DFA U.S. High Book to Market Portfolio.

  The RWB/DFA International High Book to Market Portfolio changed its name to AAM/DFA International High Book to Market Portfolio.

  The RWB/DFA Two-Year Corporate Fixed Income Portfolio changed its name to AAM/DFA Two-Year Corporate Fixed Income Portfolio.

  The RWB/DFA Two-Year Government Portfolio changed its name to AAM/DFA Two-Year Government Portfolio.

All references to the Portfolios’ former names are hereby deleted and replaced with the Portfolios’ new names.

Effective April 7, 2000, Reinhardt Werba Bowen Advisory Services (“RWBAS”) changed its name to Assante Asset Management Inc. All references to Reinhardt Werba Bowen Advisory Services, RWBAS and RWB Advisory Services Inc. are hereby deleted and replaced with Assante Asset Management Inc.

The date of this Supplement is July 27, 2000.